Income tax benefit (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Based On Canadian Tax Rates	$ 468,569	$ 519,833
[custom:IncomeTaxBenefitBasedOnCanadianTaxRatesPercentage]	25.00%	25.00%
Different Tax Rates On Foreign Subsidiaries	$ (76,520)	$ (34,139)
[custom:DifferentTaxRatesOnForeignSubsidiariesPercentage]	(4.00%)	(2.00%)
Nondeductible Expenses	$ (9,858)	$ (9,882)
[custom:NondeductibleExpensesPercentage]	(1.00%)	(0.00%)
Change In Valuation Allowance And Other	$ (382,191)	$ 121,546
[custom:ChangeInValuationAllowanceAndOtherPercentage]	(20.00%)	6.00%
Income Tax Benefit	$ 0	$ 597,358
[custom:IncomeTaxBenefitPercent]	0.00%	29.00%
Deferred income tax assets
Net operating loss carry forwards	$ 36,545,863		$ 35,650,114
Property, Plant and Equipment	5,674,440		5,676,072
Other	1,562,230		1,638,122
Total deferred income tax assets	43,782,533		42,964,308
Valuation allowance	(43,677,987)		(42,958,243)
Deferred income tax assets net of valuation allowance	104,546		6,065
Deferred income tax liabilities
Other	(104,546)		(6,065)
Net deferred income tax asset